Pension and Other Post-Retirement Benefits - Estimated pension benefit payments (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Defined Benefit Plan, Expected Future Benefit Payment [Abstract]
2019	$ 488
2020	610
2021	489
2022	643
2023	781
Years 2024 - 2027	4,923
Total	7,934
Estimated payments in 2019	$ 274